Related Party Transactions (Details 3) - ARS ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Quality Invest S.A. [Member]
Statement [Line Items]
Irrevocable contributions granted	$ 29,000,000	$ 71,000,000
Nuevo Puerto Santa Fe S.A. [Member]
Statement [Line Items]
Dividends received	0	58,000,000
TGLT SA [Member]
Statement [Line Items]
Sale of shares	0	(2,094,000,000)
Shares purchase	0	3,267,000,000
Cresud S.A. [Member]
Statement [Line Items]
Dividends granted	176,000,000	18,000,000
Total dividends granted [Member]
Statement [Line Items]
Dividends granted	10,860,000,000	995,000,000
Total Dividends Received [Member]
Statement [Line Items]
Dividends received	0	58,000,000
Total irrevocables contributions [Member]
Statement [Line Items]
Irrevocable contributions granted	29,000,000	71,000,000
Total sale of shares [Member]
Statement [Line Items]
Sale of shares	0	(2,094,000,000)
Total shares purchase [Member]
Statement [Line Items]
Shares purchase	0	3,267,000,000
Tyrus S.A. [Member]
Statement [Line Items]
Dividends granted	438,000,000	0
IRSA [Member]
Statement [Line Items]
Dividends granted	10,183,000,000	963,000,000
E-Commerce Latina [Member]
Statement [Line Items]
Dividends granted	$ 63,000,000	$ 14,000,000